Inventories - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventories valued on a LIFO basis	$ 642	$ 544
Total inventories valued on an average-cost basis	333	280
LIFO inventory layer liquidations	$ 3	$ 0	$ 1